Finance Costs (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of finance cost [text block] [Abstract]
Schedule of finance costs
	2019	2018	2017
	S/(000)	S/(000)	S/(000)

Interest on senior notes, note 15	56,081	45,380	45,358
Finance cost on cross currency swaps	14,958	26,185	26,140
Interest on promissory notes	5,537	2,505	-
Expenses for the purchase and amortization of issuance costs of senior notes	807	9,874	1,644
Counterparty credit risk in cross currency swaps	-	2,306	-
Other	145	321	95

Total interest expense	77,528	86,571	73,237
Unwinding of discount of provisions, note 14	458	767	522

Total finance costs	77,986	87,338	73,759